Joint ventures and associates - Summary of Other Arrangements in Respect of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Interests In Other Entities [Abstract]
Commitments to make purchases from joint ventures and associates	$ 1,397	$ 1,234
Commitments to provide debt or equity funding to joint ventures and associates	$ 405	$ 567